Non-trading securities - Fair value and gross unrealized losses of non-trading securities (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 55,891	¥ 44,330
Less than 12 months, Gross unrealized losses	5,100	1,643
More than 12 months, Fair value		13,673
More than 12 months, Gross unrealized losses		3
Total, Fair value	55,891	58,003
Total, Gross unrealized losses	5,100	1,646
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	3,632	4,611
Less than 12 months, Gross unrealized losses	466	159
More than 12 months, Fair value		13,673
More than 12 months, Gross unrealized losses		3
Total, Fair value	3,632	18,284
Total, Gross unrealized losses	466	162
Other debt securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	48,439	35,606
Less than 12 months, Gross unrealized losses	4,351	1,251
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	48,439	35,606
Total, Gross unrealized losses	4,351	1,251
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	3,820	4,113
Less than 12 months, Gross unrealized losses	283	233
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	3,820	4,113
Total, Gross unrealized losses	¥ 283	¥ 233